Summary of Status of Company's Option Plans and Changes (Details) - $ / shares	1 Months Ended						12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022	Aug. 31, 2021	Jul. 31, 2021	Mar. 31, 2021	Feb. 28, 2021	Dec. 31, 2022	Dec. 31, 2021
Option Indexed to Issuer's Equity [Line Items]
Number of share options, Granted	2,192,962	40,000	37,500	100,000	45,000
Number of share options, Exercised						(18,736)
Number of share options exercisable, Ending							324,784	333,532
Weighted average exercise price, Options exercisable, Ending	$ 0.37	$ 1.61	$ 2.83	$ 3.10	$ 4.16
Share-Based Payment Arrangement, Option [Member]
Option Indexed to Issuer's Equity [Line Items]
Number of share options, Beginning							2,853,675	2,723,011
Weighted average exercise price, Beginning							$ 5.42	$ 5.70
Number of share options, Granted							44,500	402,500
Weighted average exercise price, Granted							$ 1.30	$ 3.32
Number of share options, Forfeited							(209,353)	(253,100)
Weighted average exercise price, Forfeited							$ 4.81	$ 5.25
Number of share options, Exercised								(18,736)
Weighted average exercise price, Exercised								$ 0.01
Number of share options, Ending							2,688,822	2,853,675
Weighted average exercise price, Ending							$ 5.42	$ 5.42
Number of share options exercisable, Ending							2,299,699	2,027,431
Weighted average exercise price, Options exercisable, Ending							$ 6.33	$ 5.67